LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities	¥ 228,857		¥ 244,491	¥ 314,300
Non-cash right-of-use assets in exchange for new lease liabilities	¥ 185,875	$ 29,168	¥ 484,202	¥ 432,898
Weighted average remaining lease term	2 years 9 months 3 days	2 years 9 months 3 days	3 years 2 months 12 days
Weighted average discount rate	5.60%	5.60%	5.72%